Credit Facility	12 Months Ended
Apr. 30, 2016
Credit Facility

5.	Credit Facility

Prior to August 3, 2015, the Company was party to an amended and restated credit facility with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, dated as of April 29, 2011 (as amended and modified to date, the Credit Facility), consisting of up to $1,000,000 in aggregate commitments under a five-year asset-backed revolving credit facility, which expired on April 29, 2016.

On August 3, 2015, the Company and certain of its subsidiaries entered into a credit agreement (New Credit Agreement) with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and the other lenders from time to time party thereto, under which the lenders committed to provide a five-year asset-backed revolving credit facility in an aggregate committed principal amount of $700,000 (New Credit Facility). Merrill Lynch, Pierce, Fenner & Smith Incorporated, J.P. Morgan Securities LLC, Wells Fargo Bank, N.A. and SunTrust Robinson Humphrey, Inc. are the joint lead arrangers for the New Credit Facility. The $700,000 New Credit Facility replaced the $1,000,000 Credit Facility. Proceeds from the New Credit Facility are expected to be used for general corporate purposes, including seasonal working capital needs.

The Company and certain of its subsidiaries will be permitted to borrow under the New Credit Facility. The New Credit Facility is secured by substantially all of the inventory, accounts receivable and related assets of the borrowers under the New Credit Facility (collectively, the Loan Parties), but excluding the equity interests in the Company and its subsidiaries, intellectual property, equipment and certain other property. Borrowings under the New Credit Facility are limited to a specified percentage of eligible collateral. The Company has the option to request an increase in commitments under the New Credit Facility of up to $250,000, subject to certain restrictions.

Interest under the New Credit Facility accrues, at the election of the Company, at a LIBOR or alternate base rate, plus, in each case, an applicable interest rate margin, which is determined by reference to the level of excess availability under the New Credit Facility. Loans will initially bear interest at LIBOR plus 1.750% per annum, in the case of LIBOR borrowings, or at the alternate base rate plus 0.750% per annum, in the alternative, and thereafter the interest rate will fluctuate between LIBOR plus 2.000% per annum and LIBOR plus 1.500% per annum (or between the alternate base rate plus 1.000% per annum and the alternate base rate plus 0.500% per annum), based upon the average daily availability for the immediately preceding fiscal quarter.

The New Credit Agreement contains customary negative covenants, which limit the Company’s ability to incur additional indebtedness, create liens, make investments, make restricted payments or specified payments and merge or acquire assets, among other things. In addition, if excess availability under the New Credit Facility were to fall below certain specified levels, certain additional covenants (including fixed charge coverage ratio requirements) would be triggered, and the lenders would assume dominion and control over the Loan Parties’ cash.

The New Credit Agreement contains customary events of default, including payment defaults, material breaches of representations and warranties, covenant defaults, default on other material indebtedness, customary ERISA events of default, bankruptcy and insolvency, material judgments, invalidity of liens on collateral, change of control or cessation of business. The New Credit Agreement also contains customary affirmative covenants and representations and warranties.

The Company wrote off $460 of deferred financing fees related to the Credit Facility during fiscal 2016 and the remaining unamortized deferred financing fees of $3,542 were deferred and will be amortized over the five-year term of the New Credit Facility. The Company also incurred $5,701 of fees to secure the New Credit Facility, which will be amortized over the five-year term accordingly.

The Company had $47,200 of outstanding debt under the New Credit Facility as of April 30, 2016 and no outstanding debt under the previous Credit Facility as of May 2, 2015.

The following table presents selected information related to the Company’s credit facilities:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Credit facility at period end	$47,200	—	—
Average balance outstanding during the period	$66,948	18,227	48,254
Maximum borrowings outstanding during the period	$293,200	202,800	180,300
Weighted average interest rate during the period (a)	8.21%	38.18%	15.65%
Interest rate at end of period	2.69%	0.00%	0.00%

(a)	Includes commitment fees.

Fees expensed with respect to the unused portion of the credit facilities were $2,781, $4,658 and $4,375 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. The Company had $47,895 of outstanding letters of credit under its New Credit Facility as of April 30, 2016 compared with $66,946 under the previous Credit Facility as of May 2, 2015.

The Company has no agreements to maintain compensating balances.